Warrants - Warrants issued to Virgin, American and American (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£) $ / shares shares	Oct. 29, 2021 shares
Disclosure of fair value measurement of liabilities [line items]
Value of warrants outstanding	£ 8,558	£ 8,558
Warrant expense	£ 111,611
Virgin Atlantic Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
IFRS Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights | shares	2,625,000	2,625,000	2,625,000
Volatility	75.00%
Warrant expense	£ 8,558
American Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
IFRS Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights | shares	2,625,000	2,625,000
Warrant expense	£ 21,186
Avolon Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
IFRS Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights | shares	6,378,600	6,378,600
Warrant expense	£ 51,481
Avolon Commercial Instrument
Disclosure of fair value measurement of liabilities [line items]
IFRS Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights | shares	3,765,000	3,765,000
Number Of Aircraft Placed With Prime Carrier	100
Warrant expense	£ 30,386
Virgin, American And Avolon Warrants
Disclosure of fair value measurement of liabilities [line items]
Spot | $ / shares		£ 10.68
Strike | $ / shares		£ 10.00
Risk-free rate	0.05%
Maximum term to exercise	4 years
Volatility	50.00%